Derivative Hedging Instruments - Summary of Interest Rate Swap Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ 0	$ 0
Derivative Financial Instruments, Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ 120,131,000	$ 66,227,000
Weighted Average Rate Received/(Paid)	5.19%	5.08%
Net Exposure, Impact of a 1 basis point change in interest rates	$ 72,000	$ 36,000
Repricing Frequency	Monthly	Monthly
Derivative Financial Instruments, Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Exposure, Notional Amount	$ (120,131,000)	$ (66,227,000)
Weighted Average Rate Received/(Paid)	5.19%	5.08%
Net Exposure, Impact of a 1 basis point change in interest rates	$ (72,000)	$ (36,000)
Repricing Frequency	Monthly	Monthly